Directors' and prescribed officers' remuneration - Non-executive director fees (Details) - ZAR (R) R in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Total	R 248,176	R 182,184	R 199,837
Non executive directors
Disclosure of transactions between related parties [line items]
Directors fees	20,036
Committee fees	11,466
Expense allowance	3,797
Total	35,299	29,017	25,050
Timothy Cumming
Disclosure of transactions between related parties [line items]
Directors fees	1,212
Committee fees	1,275
Expense allowance	107
Total	2,594	2,535	2,212
Savannah Danson
Disclosure of transactions between related parties [line items]
Directors fees	303
Committee fees	185
Expense allowance	0
Total	488	2,229	1,901
Harry Kenyon-Slaney
Disclosure of transactions between related parties [line items]
Directors fees	3,546
Committee fees	834
Expense allowance	1,052
Total	5,432	3,371	2,542
Richard Menell
Disclosure of transactions between related parties [line items]
Directors fees	2,124
Committee fees	528
Expense allowance	58
Total	2,710	3,610	2,735
Nkosemntu Nika
Disclosure of transactions between related parties [line items]
Directors fees	404
Committee fees	247
Expense allowance	9
Total	660	1,927	1,843
Keith Rayner
Disclosure of transactions between related parties [line items]
Directors fees	1,212
Committee fees	2,124
Expense allowance	0
Total	3,336	2,655	2,296
Susan van der Merwe
Disclosure of transactions between related parties [line items]
Directors fees	505
Committee fees	309
Expense allowance	21
Total	835	2,037	1,830
Jeremiah Vilakazi
Disclosure of transactions between related parties [line items]
Directors fees	1,212
Committee fees	989
Expense allowance	0
Total	2,201	1,994	1,662
Vincent Maphai
Disclosure of transactions between related parties [line items]
Directors fees	3,662
Committee fees	210
Expense allowance	0
Total	3,872	3,714	3,405
Elaine Dorward-King
Disclosure of transactions between related parties [line items]
Directors fees	1,747
Committee fees	1,385
Expense allowance	1,069
Total	4,201	2,799	2,803
Sindiswa Zilwa
Disclosure of transactions between related parties [line items]
Directors fees	1,212
Committee fees	1,142
Expense allowance	0
Total	2,354	2,146	1,821
Philipe Boisseau
Disclosure of transactions between related parties [line items]
Directors fees	1,283
Committee fees	839
Expense allowance	368
Total	2,490	0	0
Peter Hancock
Disclosure of transactions between related parties [line items]
Directors fees	1,166
Committee fees	1,172
Expense allowance	1,113
Total	3,451	0	0
Terence Nombembe
Disclosure of transactions between related parties [line items]
Directors fees	448
Committee fees	227
Expense allowance	0
Total	R 675	R 0	R 0